Lease (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Lease [Abstract]
Schedule of Operating Lease Costs

The following tables present the Company’s operating lease costs, lease components, remaining lease term and discount rate:

	Three Months Ended March 31, 2025	Three Months Ended March 31, 2024
Operating lease costs	$11,337	$11,335
	March 31, 2025	December 31, 2024
Operating lease right-of-use assets	$18,550	$29,410
Operating lease liabilities – current	$18,907	$29,980
Operating lease liabilities – non-current	—	—
Total operating lease liabilities	$18,907	$29,980
March 31, 2025
Remaining lease term (years)	0.42
Discount rate	7.50%

The following tables present the Company’s operating lease costs, lease components, remaining lease term and discount rate:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operating lease costs	$45,347	$15,115
	December 31, 2024	December 31, 2023
Operating lease right-of-use assets	$29,410	$70,930
Operating lease liabilities – current	$29,980	$41,235
Operating lease liabilities – non-current	—	29,980
Total operating lease liabilities	$29,980	$71,215
December 31, 2024
Remaining lease term (years)	0.67
Discount rate	7.50%

Schedule of Minimum Lease Payments

The following table is a schedule, by years, of the minimum lease payments as of March 31, 2025:

Year Ended December 31,	Operating Lease Liabilities
Remaining 2025 (4/1/2025 – 12/31/2025)	$19,251
Total lease payments	19,251
Less: imputed interest	(344)
Present value of lease liabilities	$18,907

The following table is a schedule, by years, of the minimum lease payments as of December 31, 2024:

Year Ended December 31,	Operating Lease Liabilities
2025	$30,802
Total lease payments	30,802
Less: imputed interest	(822)
Present value of lease liabilities	$29,980